CONCESSION ARRANGEMENTS RIGHTS - Financial assets in concession arrangements (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about service concession arrangements [line items]
Financial assets at beginning of period	$ 259,515,428
Financial assets at end of period	303,076,129	$ 259,515,428
Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets at beginning of period	11,996,398
Financial assets at end of period	14,160,846	11,996,398
Financial assets at amortised cost, category [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets at beginning of period	224,581,946
Financial assets at end of period	258,433,837	224,581,946
Service concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets at beginning of period	7,031,916	5,118,683	$ 3,531,683
Additions or new concession arrangements	2,203,309	1,495,035	1,361,261
Collections during the year	(24,070)	(23,674)	(22,803)
Adjustment to fair value credited to income	252,355	217,616	205,803
Accrued interest	265,757	225,432	43,137
Impairment expense	(1,759)	(1,176)	(398)
Financial assets at end of period	9,727,508	7,031,916	5,118,683
Service concession arrangement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets at beginning of period	2,706,030
Financial assets at end of period	2,958,385	2,706,030
Service concession arrangement [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets at beginning of period	4,325,886
Financial assets at end of period	6,769,123	4,325,886
Gas and Energy Concession Arrangement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets at beginning of period	2,706,030	2,488,414	2,282,611
Adjustment to fair value credited to income	252,355	217,616	205,803
Financial assets at end of period	2,958,385	2,706,030	2,488,414
Infrastructure Concession Arrangement [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets at beginning of period	4,325,886	2,630,269	1,249,072
Additions or new concession arrangements	2,203,309	1,495,035	1,361,261
Collections during the year	(24,070)	(23,674)	(22,803)
Accrued interest	265,757	225,432	43,137
Impairment expense	(1,759)	(1,176)	(398)
Financial assets at end of period	$ 6,769,123	$ 4,325,886	$ 2,630,269